Risk and Capital Management (Details) - Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income [Member] - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	[1]	R$ 1,302,826	R$ 1,256,752
Expected Loss		(51,884)	(54,476)
Pessimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Reduction/(Increase) of Expected Loss		(2,298)	(530)
Base Scenario [Member]
IfrsStatementLineItems [Line Items]
Reduction/(Increase) of Expected Loss		422	198
Optimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Reduction/(Increase) of Expected Loss		R$ 1,090	R$ 530

[1]	Composed of Loan operations, lease operations and securities.